Notes to the Balance Sheet - Summary of Audit fees (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Audit fees [Line Items]
Audit fees	€ 2,141	€ 1,561
Other audit-related costs	116	70
Tax service fees	0	0
Other fees and other services	2	2
Audit fees and other audit-related costs	€ 2,258	€ 1,633